Derivatives and Risk Management Activities	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Risk Management Activities
13. Derivative and Risk Management Activities
The Company’s principal market exposure is to interest rate risk, specifically long-term U.S. Treasury and mortgage interest rates, due to their impact on mortgage-related assets and commitments. The Company is also subject to changes in short-term interest rates, such as LIBOR and the Secured Overnight Financing Rate ("SOFR"), due to their impact on certain variable rate asset-backed debt such as warehouse lines of credit. Various financial instruments are used to manage and reduce this risk, including forward delivery commitments on MBS or whole-loans and interest rate swaps.
The Company did not have any derivative instruments designated as hedging instruments as of December 31, 2022 or December 31, 2021.
The following tables summarize the fair value and notional amount of derivative instruments (in thousands):

	December 31, 2022
	Derivative assets		Derivative liabilities
	Fair value	Notional amount	Fair value	Notional amount
LPCs	$23	$1,701	$—	$—
Forward MBS and TBAs	884	63,600	—	—
Interest rate swaps and futures contracts	771	261,300	385	244,100
Total fair value and notional amount	$1,678	$326,601	$385	$244,100

	December 31, 2021
	Derivative assets		Derivative liabilities
	Fair value	Notional amount	Fair value	Notional amount
LPCs	$1,564	$47,300	$—	$—
Forward MBS and TBAs	55	304,000	56	104,000
Interest rate swaps and futures contracts	22,834	11,977,300	24,993	12,193,100
Total fair value and notional amount	$24,453	$12,328,600	$25,049	$12,297,100
The follow table details the gains/(losses) on derivative instruments (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
Derivative activity	Successor		Predecessor
LPCs	$(1,541)	$700	$389	$(364)
Forward MBS and TBAs	62,114	111	—	(1,254)
Interest rate swaps and futures contracts	282,721	(29,483)	43,935	(8,487)
The Company is exposed to risk in the event of nonperformance by counterparties in their derivative contracts. In general, the Company manages such risk by evaluating the financial position and creditworthiness of counterparties, monitoring the amount of exposure and/or dispersing the risk among multiple counterparties. The Company either maintains or deposits cash as margin collateral with its counterparties to the extent the relative value of its derivatives are above or below their initial strike price. The Company provided collateral to its counterparties of $4.1 million and $22.8 million as of December 31, 2022 and December 31, 2021, respectively. The Company does not offset fair value amounts recognized for derivative instruments with amounts collected or deposited on derivative instruments in the Consolidated Statements of Financial Condition. Margin collateral is included in other assets, net, when in a receivable position or in payables and other liabilities when in a payable position in the Consolidated Statements of Financial Condition.